UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-9789

Waddell & Reed Advisors Tax-Managed Equity Fund, Inc.

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: June 30

Date of reporting period: December 31, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Semiannual Report

      December 31, 2004

Waddell & Reed Advisors Tax-Managed Equity Fund

CONTENTS

3	President's Letter
5	Illustration of Fund Expenses
7	Portfolio Highlights
8	Investments
12	Statement of Assets and Liabilities
13	Statement of Operations
14	Statement of Changes in Net Assets
15	Financial Highlights
19	Notes to Financial Statements
24	Report of Independent Registered Public Accounting Firm
25	Proxy Voting Information
25	Quarterly Portfolio Schedule Information
26	IRA Disclosure

This report is submitted for the general information of the shareholders of Waddell & Reed Advisors Tax-Managed Equity Fund, Inc. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current Waddell & Reed Advisors Tax-Managed Equity Fund, Inc. prospectus and current Fund performance information.

President's Letter

      December 31, 2004

DEAR SHAREHOLDER:

Enclosed is our report on your Fund's operations for the six months ended December 31, 2004.

The last six months of 2004 saw an upswing in financial markets, as we shook off some of the concerns surrounding the U.S. presidential election and as the economy exhibited continued strength. Stocks saw solid returns for the six-month period, as the S&P 500 rose 7.19 percent and the Dow Jones Industrial Average returned 4.47 percent. Bonds also fared well, with the Lehman Brothers U.S. Credit Index returning 5.52 percent over the last six months.

The period overall had some conflicting influences. Rising energy prices, a declining dollar, the war in Iraq and early uncertainty regarding the election all weighed on the markets. On the other hand, Gross Domestic Product (GDP) rose 4.0 percent in the third calendar quarter of 2004, and current indications are that the fourth quarter saw a rise of between 3.0 and 3.5 percent. Corporate profits continued to rise, expanding in the neighborhood of 15 percent for the period.

The strengthening economy led to ongoing fears of accelerating inflation. The Federal Reserve moved to reduce the likelihood of this occurring by initiating a total of five small rate increases between June and mid-December. During the period, short-term rates rose from the historically low level of 1 percent up to 2.25 percent by year-end. The Fed has stated that it intends to continue considering "measured" rate increases over the next 12 months.

As we look toward 2005, we continue to feel that signs point to a favorable environment for stocks and the economy. We believe that the economy could see a real growth rate of around 3 percent for the year, with a nominal growth rate (after inflation) of 6 percent or more. History suggests that corporate profits tend to grow in line with growth in the economy, and stocks generally mirror the growth in profits. With that in mind, we look for a solid year for the equity markets. Generally, we believe that stocks remain somewhat undervalued.

Regardless of the time period or the short-term market influences, uncertainty remains a part of the investment environment. That is why we believe that adhering to the fundamental principles of investing is the best way to proceed. By investing regularly and diversifying your portfolio among different asset classes and investment styles, we believe that you are more likely to maximize the potential for meeting your financial goals.

Your financial advisor can help you with a more precise strategy for your individual situation, and work with you to develop and maintain a customized investment plan. We believe that focusing on your plan, despite the ongoing swings in the market, can be your key to a sound financial future.

Thank you for your partnership and your continued commitment to your investment program.

Respectfully
Henry J. Herrmann, CFA
President

The opinions expressed in this letter are those of the President of the Fund and are current only through the end of the period of the report as stated on the cover. The President's views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

Illustration of Fund Expenses

      TAX-MANAGED EQUITY FUND

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and service fees, and other Fund expenses. The following table is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended December 31, 2004.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. There may be additional fees charged to holders of certain accounts that are not included in the expenses shown in the table. These fees apply to Individual Retirement Accounts (IRAs), IRA Rollovers, Roth IRAS, Conversion Roth IRAs, Simplified Employee Pension (SEP), Simple IRAs, Tax-Sheltered Accounts (TSAs), Keogh Plans, Owner Only 401(k) (Exclusive K) Plans and Final Pay Plans. As of the close of the six months covered by the table, a customer is charged an annual fee of $15 within each plan type. This fee is waived for IRA Rollovers and Conversion Roth IRAs if the customer owns another type of IRA. Coverdell Education Savings Account plans are charged an annual fee of $10 per customer. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value as such additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The second line for each share class of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Fund Expenses
For the Six Months Ended December 31, 2004	Beginning Account Value 6-30-04	Ending Account Value 12-31-04	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*
Based on Actual Fund Return(1)
Class A	$1,000	$1,048	1.37%	$7.07
Class B	1,000	1,045	2.29	11.80
Class C	1,000	1,044	2.32	11.97
Class Y	1,000	1,050	1.17	6.07
Based on 5% Return(2)
Class A	$1,000	$1,018	1.37%	$6.96
Class B	1,000	1,014	2.29	11.62
Class C	1,000	1,014	2.32	11.79
Class Y	1,000	1,019	1.17	5.98

*Fund expenses for each share class are equal to the Fund's annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by 184 days in the six-month period ended December 31, 2004, and divided by 365.

(1)This section uses the Fund's actual total return and actual Fund expenses. It is a guide to the actual expenses paid by the Fund in the period. The "Ending Account Value" shown is computed using the Fund's actual return and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the fourth column.

(2)This section uses a hypothetical 5% return and actual Fund expenses. It helps to compare the Fund's ongoing costs with other mutual funds. A shareholder can compare the Fund's ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The above illustration is based on ongoing costs only and does not include any transactional costs, such as sales loads, redemption fees or exchange fees.

SHAREHOLDER SUMMARY OF TAX-MANANGED EQUITY FUND

Portfolio Highlights

On December 31, 2004, Waddell & Reed Advisors Tax-Managed Equity Fund, Inc. had net assets totaling $65,778,721 invested in a diversified portfolio of:

92.87%	Common Stocks
7.13%	Cash and Cash Equivalents

As a shareholder of the Fund, for every $100 you had invested on December 31, 2004, your Fund owned:

Health Care Stocks	$22.53
Technology Stocks	$18.44
Financial Services Stocks	$12.01
Energy Stocks	$10.98
Multi-Industry Stocks	$7.83
Cash and Cash Equivalents	$7.13
Business Equipment and Services Stocks	$5.83
Retail Stocks	$5.21
Consumer Nondurables Stocks	$3.64
Consumer Services Stocks	$3.58
Miscellaneous Stocks	$2.82

The Investments of Tax-Managed Equity Fund

December 31, 2004
COMMON STOCKS	Shares	Value

Air Transportation - 1.15%
Southwest Airlines Co.	46,550	$757,834

Aircraft - 1.26%
United Technologies Corporation	8,000	826,800

Aluminum - 0.48%
Alcoa Incorporated	10,000	314,200

Apparel - 1.97%
Coach, Inc.*	23,000	1,297,200

Banks - 1.06%
Citigroup Inc.	14,550	701,019

Broadcasting - 1.37%
Viacom Inc., Class B	17,000	618,630
XM Satellite Radio Holdings Inc., Class A*	7,500	282,188
		900,818
Capital Equipment - 1.19%
Deere & Company	10,500	781,200

Communications Equipment - 1.47%
Cisco Systems, Inc.*	50,000	964,500

Computers - Micro - 3.94%
Apple Computer, Inc.*	11,000	708,180
Dell Inc.*	44,650	1,881,774
		2,589,954
Computers - Peripherals - 6.55%
Lexmark International, Inc.*	9,000	765,000
Microsoft Corporation	85,000	2,270,775
Oracle Corporation*	35,000	480,375
SAP Aktiengesellschaft, ADR	18,000	795,780
		4,311,930
Electronic Components - 4.16%
Analog Devices, Inc.	11,650	430,118
Intel Corporation	32,000	749,280
Microchip Technology Incorporated	27,000	718,740
Texas Instruments Incorporated	33,950	835,849
		2,733,987
Electronic Instruments - 1.06%
KLA-Tencor Corporation*	14,900	693,968

Finance Companies - 2.73%
Fannie Mae	8,000	569,680
SLM Corporation	23,000	1,227,970
		1,797,650
Health Care - Drugs - 12.06%
Allergan, Inc.	17,000	1,378,190
Amgen Inc.*	24,250	1,555,759
Forest Laboratories, Inc.*	40,000	1,794,400
Gilead Sciences, Inc.*	43,000	1,504,785
MedImmune, Inc.*	14,000	379,330
Schering-Plough Corporation	23,000	480,240
Teva Pharmaceutical Industries Limited, ADR	28,000	838,460
		7,931,164
Health Care - General - 4.33%
Boston Scientific Corporation*	14,000	497,700
St. Jude Medical, Inc.*	21,000	880,530
Wyeth	12,000	511,080
Zimmer Holdings, Inc.*	12,000	961,440
		2,850,750
Hospital Supply and Management - 6.14%
Aetna Inc.	12,500	1,559,375
Caremark Rx, Inc.*	10,000	394,300
Guidant Corporation	3,100	223,510
HCA Inc.	12,000	479,520
WellPoint, Inc.*	12,000	1,380,000
		4,036,705
Hotels and Gaming - 0.89%
International Game Technology	17,000	584,460

Insurance - Property and Casualty - 1.12%
Berkshire Hathaway Inc., Class B*	250	734,000

Leisure Time Industry - 1.32%
Royal Caribbean Cruises Ltd.	16,000	871,040

Multiple Industry - 7.83%
China Netcom Group Corporation (Hong Kong) Limited, ADR*	27,000	722,520
Dreamworks Animation SKG, Inc., Class A*	18,000	675,180
General Electric Company	50,000	1,825,000
Google Inc., Class A*	2,000	385,870
Las Vegas Sands, Inc.*	15,000	720,000
Research In Motion Limited*	10,000	824,250
		5,152,820
Petroleum - International - 6.61%
Anadarko Petroleum Corporation	13,600	881,416
Apache Corporation	27,200	1,375,504
Burlington Resources Inc.	23,300	1,013,550
Exxon Mobil Corporation	21,000	1,076,460
		4,346,930
Petroleum - Services - 4.37%
Nabors Industries Ltd.*	14,550	746,269
Patterson-UTI Energy, Inc.	62,100	1,206,914
Schlumberger Limited	10,000	669,500
Transocean Inc.*	6,000	254,340
		2,877,023
Restaurants - 1.79%
Applebee's International, Inc.	19,000	502,075
P.F. Chang's China Bistro, Inc.*	12,000	676,620
		1,178,695
Retail - General Merchandise - 3.42%
Costco Wholesale Corporation	17,000	823,565
Wal-Mart Stores, Inc.	27,000	1,426,140
		2,249,705
Security and Commodity Brokers - 7.10%
Chicago Mercantile Exchange Holdings Inc.	12,000	2,744,400
Goldman Sachs Group, Inc. (The)	9,000	936,360
Merrill Lynch & Co., Inc.	4,850	289,884
Morgan Stanley	12,600	699,552
		4,670,196
Timesharing and Software - 5.83%
eBay Inc.*	33,000	3,838,065

Tobacco - 1.67%
Altria Group, Inc.	18,000	1,099,800

TOTAL COMMON STOCKS - 92.87%		$61,092,413

(Cost: $47,465,036)

TOTAL SHORT-TERM SECURITIES - 5.66%		$3,721,533

(Cost: $3,721,533)

TOTAL INVESTMENT SECURITIES - 98.53%		$64,813,946

(Cost: $51,186,569)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.47%		964,775

NET ASSETS - 100.00%		$65,778,721

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
TAX-MANAGED EQUITY FUND
December 31, 2004
(In Thousands, Except for Per Share Amounts)

ASSETS
Investment securities - at value (cost - $51,187) (Notes 1 and 3)	$64,814
Cash	1
Receivables:
Investment securities sold	772
Fund shares sold	318
Dividends and interest	39
Prepaid and other assets	16

Total assets	65,960

LIABILITIES
Payable to Fund shareholders	140
Accrued shareholder servicing (Note 2)	13
Accrued service fee (Note 2)	12
Accrued accounting and administrative services fees (Note 2)	4
Accrued management fee (Note 2)	1
Accrued distribution fee (Note 2)	-	*
Other	11

Total liabilities	181

Total net assets	$65,779

NET ASSETS
$0.001 par value capital stock:
Capital stock	$8
Additional paid-in capital	74,885
Accumulated undistributed income (loss):
Accumulated undistributed net investment income	-	*
Accumulated undistributed net realized loss on investment transactions	(22,741)
Net unrealized appreciation in value of investments	13,627

Net assets applicable to outstanding units of capital	$65,779

Net asset value per share (net assets divided by shares outstanding):
Class A	$8.66
Class B	$8.34
Class C	$8.32
Class Y	$8.67
Capital shares outstanding:
Class A	6,797
Class B	500
Class C	326
Class Y	2
Capital shares authorized	1,000,000

*Not shown due to rounding.

See Notes to Financial Statements.

Statement of Operations
TAX-MANAGED EQUITY FUND
For the Six Months Ended December 31, 2004
(In Thousands)

INVESTMENT INCOME
Income (Note 1B):
Dividends (net of foreign withholding taxes of $-*)	$458
Interest and amortization	34

Total income	492

Expenses (Note 2):
Investment management fee	194
Service fee:
Class A	65
Class B	5
Class C	3
Shareholder servicing:
Class A	49
Class B	7
Class C	5
Class Y	-	*
Distribution fee:
Class A	2
Class B	15
Class C	9
Accounting and administrative services fees	22
Audit fees	13
Custodian fees	4
Legal fees	2
Other	45

Total expenses	440

Net investment income	52

REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on investments	810
Unrealized appreciation in value of investments during the period	2,220

Net gain on investments	3,030

Net increase in net assets resulting from operations	$3,082

*Not shown due to rounding.

See Notes to Financial Statements.

Statement of Changes in Net Assets
TAX-MANAGED EQUITY FUND
(In Thousands)

	For the six months ended December 31,		For the fiscal year ended June 30,
	2004		2004

INCREASE IN NET ASSETS
Operations:
Net investment income (loss)	$52		$(539)
Realized net gain on investments	810		2,144
Unrealized appreciation	2,220		6,902

Net increase in net assets resulting from operations	3,082		8,507

Distributions to shareholders from net investment income (Note 1E):(1)
Class A	(51)		-
Class B	-		-
Class C	-		-
Class Y	-	*	-

	(51)		-

Capital share transactions (Note 5)	2,288		12,913

Total increase	5,319		21,420
NET ASSETS
Beginning of period	60,460		39,040

End of period	$65,779		$60,460

Undistributed net investment income (loss)	$-	*	$(1)

*Not shown due to rounding.
(1) See "Financial Highlights" on pages 15 - 18.

See Notes to Financial Statements.

Financial Highlights
TAX-MANAGED EQUITY FUND
Class A Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

For the six months ended	For the fiscal year ended June 30,	For the fiscal period ended	For the period from 3-31-00(1) through
12-31-04	2004	2003	2002	6-30-01	12-31-00

Net asset value, beginning of period	$8.27	$6.94	$6.60	$8.24	$9.55	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.01	(0.07)	(0.04)	(0.05)	(0.03)	0.04
Net realized and unrealized gain (loss) on
investments	0.39	1.40	0.38	(1.58)	(1.28)	(0.45)

Total from investment operations	0.40	1.33	0.34	(1.63)	(1.31)	(0.41)

Less distributions from net investment income	(0.01)	(0.00)	(0.00)	(0.01)	(0.00)	(0.04)

Net asset value, end of period	$8.66	$8.27	$6.94	$6.60	$8.24	$9.55

Total return(2)	4.81%	19.16%	5.15%	-19.83%	-13.72%	- 4.11%
Net assets, end of period (in millions)	$59	$54	$34	$35	$48	$67
Ratio of expenses to average net assets	1.37	%(3)	1.40%	1.49%	1.39%	1.57	%(3)	1.15	%(3)
Ratio of net investment income (loss) to average net assets	0.28	%(3)	-0.96%	-0.70%	-0.70%	-0.82	%(3)	1.63	%(3)
Portfolio turnover rate	36%	92%	105%	113%	30%	17%

(1)	Commencement of operations of the class.
(2)	Total return calculated without taking into account the sales load deducted on an initial purchase.
(3)	Annualized.

See Notes to Financial Statements.

Financial Highlights
TAX-MANAGED EQUITY FUND
Class B Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

For the six months ended	For the fiscal year ended June 30,	For the fiscal period ended	For the period from 3-31-00(1) through
12-31-04	2004	2003	2002	6-30-01	12-31-00

Net asset value, beginning of period	$7.98	$6.77	$6.49	$8.17	$9.52	$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.03)	(0.13)	(0.11)	(0.11)	(0.06)	0.01
Net realized and unrealized gain (loss) on
investments	0.39	1.34	0.39	(1.57)	(1.29)	(0.49)

Total from investment operations	0.36	1.21	0.28	(1.68)	(1.35)	(0.48)

Less distributions from net investment income	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)

Net asset value, end of period	$8.34	$7.98	$6.77	$6.49	$8.17	$9.52

Total return	4.51%	17.87%	4.31%	-20.56%	-14.18%	-4.80%
Net assets, end of period (in millions)	$4	$4	$3	$4	$6	$9
Ratio of expenses to average net assets	2.29	%(2)	2.36%	2.43%	2.26%	2.40	%(2)	2.08	%(2)
Ratio of net investment income (loss) to average net assets	-0.65	%(2)	-1.91%	-1.64%	-1.58%	-1.63	%(2)	0.67	%(2)
Portfolio turnover rate	36%	92%	105%	113%	30%	17%

(1)	Commencement of operations of the class.
(2)	Annualized.

See Notes to Financial Statements.

Financial Highlights
TAX-MANAGED EQUITY FUND
Class C Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

For the six months ended	For the fiscal year ended June 30,	For the fiscal period ended	For the period from 3-31-00(1) through
12-31-04	2004	2003	2002	6-30-01	12-31-00

Net asset value, beginning of period	$7.97	$6.76	$6.49	$8.17	$9.51	$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.03)	(0.12)	(0.08)	(0.12)	(0.06)	0.01
Net realized and unrealized gain (loss) on
investments	0.38	1.33	0.35	(1.56)	(1.28)	(0.50)

Total from investment operations	0.35	1.21	0.27	(1.68)	(1.34)	(0.49)

Less distributions from net investment income	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)

Net asset value, end of period	$8.32	$7.97	$6.76	$6.49	$8.17	$9.51

Total return	4.39%	17.90%	4.16%	-20.56%	-14.09%	-4.90%
Net assets, end of period (in millions)	$3	$2	$2	$2	$3	$4
Ratio of expenses to average net assets	2.32	%(2)	2.35%	2.49%	2.31%	2.40	%(2)	2.09	%(2)
Ratio of net investment income (loss) to average net assets	-0.71	%(2)	-1.91%	-1.71%	-1.63%	-1.64	%(2)	0.66	%(2)
Portfolio turnover rate	36%	92%	105%	113%	30%	17%

(1)	Commencement of operations of the class.
(2)	Annualized.

See Notes to Financial Statements.

Financial Highlights
TAX-MANAGED EQUITY FUND
Class Y Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

For the six months ended	For the fiscal year ended June 30,	For the fiscal period ended	For the period from 4-19-00(1) through
12-31-04	2004	2003	2002	6-30-01	12-31-00

Net asset value, beginning of period	$8.28	$6.95	$6.60	$8.24	$9.55	$10.07

Income (loss) from investment operations:
Net investment income (loss)	0.02	(0.01)	(0.02)	(0.13)	(0.03)	0.04
Net realized and unrealized gain (loss) on
investments	0.40	1.34	0.37	(1.49)	(1.28)	(0.51)

Total from investment operations	0.42	1.33	0.35	(1.62)	(1.31)	(0.47)

Less distributions from net investment income	(0.03)	(0.00)	(0.00)	(0.02)	(0.00)	(0.05)

Net asset value, end of period	$8.67	$8.28	6.95	$6.60	$8.24	$9.55

Total return	5.02%	19.14%	5.30%	-19.71%	-13.72%	-4.70%
Net assets, end of period (in thousands)	$19	$17	$6	$5	$21	$32
Ratio of expenses to average net assets	1.17	%(2)	1.24%	1.40%	1.21%	1.44	%(2)	1.17	%(2)
Ratio of net investment income (loss) to average net assets	0.47	%(2)	-0.80%	-0.64%	-0.54%	-0.70	%(2)	1.41	%(2)
Portfolio turnover rate	36%	92%	105%	113%	30%	17	%(3)

(1)	Commencement of operations of the class.
(2)	Annualized.
(3)	For the period from March 31, 2000 through December 31, 2000.

See Notes to Financial Statements.

Notes to Financial Statements

      December 31, 2004

NOTE 1 - Significant Accounting Policies

Waddell & Reed Advisors Tax-Managed Equity Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Its investment objective is to seek long-term growth of capital while minimizing taxable gains and income to shareholders. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security valuation - Each stock and convertible bond is valued at the latest sale price thereof on each business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a pricing service or dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using the Nasdaq Stock Market, which provides information on bid and asked prices quoted by major dealers in such stocks. Restricted securities and securities for which quotations are not readily available or are deemed not to be reliable because of significant events or circumstances identified between the closing of their principal markets and the closing of the New York Stock Exchange are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors. Short-term debt securities are valued at amortized cost, which approximates market value.

B. Security transactions and related investment income - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. See Note 3 - Investment Securities Transactions.

C. Foreign currency translations - All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily. Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates. The Fund combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized and unrealized gain or loss from investments.

D. Federal income taxes - It is the Fund's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, the Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. See Note 4 - Federal Income Tax Matters.

E. Dividends and distributions - Dividends and distributions to shareholders are recorded by the Fund on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales and post- October losses, foreign currency transactions, net operating losses and expiring capital loss carryovers.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 - Investment Management and Payments to Affiliated Persons

Waddell & Reed Investment Management Company ("WRIMCO"), a wholly owned subsidiary of Waddell & Reed, Inc. ("W&R"), serves as the Fund's investment manager. The Fund pays a fee for investment management services. The fee is computed and paid daily based on the net asset value at the close of business. The fee is payable by the Fund at the annual rates of: 0.65% of net assets up to $1 billion, 0.60% of net assets over $1 billion and up to $2 billion, 0.55% of net assets over $2 billion and up to $3 billion, and 0.50% of net assets over $3 billion.

The Fund has an Accounting Services Agreement with Waddell & Reed Services Company ("WRSCO"), a wholly owned subsidiary of W&R. Under the agreement, WRSCO acts as the agent in providing accounting services and assistance to the Fund and pricing daily the value of shares of the Fund. For these services, the Fund pays WRSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

Accounting Services Fee

Average Net Asset Level (in millions)			Annual Fee Rate for Each Level

From	$0 to	$10	$0
From	$10 to	$25	$11,500
From	$25 to	$50	$23,100
From	$50 to	$100	$35,500
From	$100 to	$200	$48,400
From	$200 to	$350	$63,200
From	$350 to	$550	$82,500
From	$550 to	$750	$96,300
From	$750 to	$1,000	$121,600
	$1,000 and Over		$148,500

In addition, for each class of shares in excess of one, the Fund pays WRSCO a monthly per-class fee equal to 2.5% of the monthly accounting services base fee.

The Fund also pays monthly a fee at the annual rate of 0.01% or one basis point for the first $1 billion of net assets with no fee charged for net assets in excess of $1 billion.

For Class A, Class B and Class C shares, the Fund pays WRSCO a monthly per account charge for shareholder servicing of $1.5042 for each shareholder account which was in existence at any time during the prior month. With respect to Class Y shares, the Fund pays WRSCO a monthly fee at an annual rate of 0.15% of the average daily net assets of the class for the preceding month. The Fund also reimburses W&R and WRSCO for certain out-of-pocket costs for all classes.

As principal underwriter for the Fund's shares, W&R received gross sales commissions for Class A shares (which are not an expense of the Fund) of $105,385. A contingent deferred sales charge ("CDSC") may be assessed against a shareholder's redemption amount of Class A, Class B and Class C shares and is paid to W&R. During the fiscal year ended December 31, 2004, W&R received $0, $3,708 and $788 in CDSC for Class A, Class B and Class C shares, respectively. With respect to Class A, Class B and Class C shares, W&R paid sales commissions of $69,996 and all expenses in connection with the sale of Fund shares, except for registration fees and related expenses.

Under a Distribution and Service Plan for Class A shares adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund may pay a distribution and/or service fee to W&R in an amount not to exceed 0.25% of the Fund's Class A average annual net assets. The fee is to be paid to reimburse W&R for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/ or maintenance of shareholder accounts.

Under the Distribution and Service Plan adopted by the Fund for Class B and Class C shares, respectively, the Fund may pay W&R a service fee of up to 0.25%, on an annual basis, of the average daily net assets of the class to compensate W&R for providing services to shareholders of that class and/or maintaining shareholder accounts for that class and a distribution fee of up to 0.75%, on an annual basis, of the average daily net assets of the class to compensate W&R for distributing the shares of that class. The Class B Plan and the Class C Plan each permit W&R to receive compensation, through the distribution and service fee, respectively, for its distribution activities for that class, which are similar to the distribution activities described with respect to the Class A Plan, and for its activities in providing personal services to shareholders of that class and/or maintaining shareholder accounts of that class, which are similar to the corresponding activities for which it is entitled to reimbursement under the Class A Plan.

The Fund paid Directors' regular compensation of $1,054, which are included in other expenses.

Effective November 2003, the Fund paid Frederick Vogel III special compensation for his service as lead independent director. For the six months ended December 31, 2004, that amount was $30.

W&R is a subsidiary of Waddell & Reed Financial, Inc., a public holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 - Investment Securities Transactions

Purchases of investment securities, other than U.S. Government obligations and short-term securities, aggregated $20,426,844, while proceeds from maturities and sales aggregated $21,305,439. Purchases of short-term securities aggregated $306,314,227, while proceeds from maturities and sales aggregated $302,704,496. No U.S. Government obligations were purchased or sold during the period ended December 31, 2004.

For Federal income tax purposes, cost of investments owned at December 31, 2004 was $51,276,709, resulting in net unrealized appreciation of $13,537,237, of which $14,437,455 related to appreciated securities and $900,218 related to depreciated securities.

NOTE 4 - Federal Income Tax Matters

For Federal income tax purposes, the Fund's distributed and undistributed earnings and profit for the fiscal year ended June 30, 2004 and the related capital loss carryover and post-October activity were as follows:

Net ordinary income	$-
Distributed ordinary income	-
Undistributed ordinary income	-

Realized long-term capital gains	-
Distributed long-term capital gains	-
Undistributed long-term capital gains	-

Capital loss carryover	77,635

Post-October losses deferred	-

Internal Revenue Code regulations permit the Fund to defer into its next fiscal year net capital losses or net long-term capital losses incurred between each November 1 and the end of its fiscal year ("post-October losses").

Capital loss carryovers are available to offset future realized capital gain net income for Federal income tax purposes. The following shows the totals by year in which the capital loss carryovers will expire if not utilized.

June 30, 2007	$395,020
June 30, 2009	11,125,260
June 30, 2010	3,712,037
June 30, 2011	8,151,013
June 30, 2012	77,635

Total carryover	$23,460,965

NOTE 5 - Multiclass Operations

The Fund currently offers four classes of shares, Class A, Class B, Class C and Class Y, each of which have equal rights as to assets and voting privileges. Class Y shares are not subject to a sales charge on purchases, are not subject to a Rule 12b-1 Distribution and Service Plan and are subject to a separate shareholder servicing fee structure. A comprehensive discussion of the terms under which shares of each class are offered is contained in the Prospectus and the Statement of Additional Information for the Fund.

Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of their relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

Transactions in capital stock are summarized below. Amounts are in thousands.

	For the six months ended 12-31-04	For the fiscal year ended 6-30-04

Shares issued from sale of shares:
Class A	724	2,673
Class B	38	146
Class C	50	144
Class Y	- *	1
Shares issued from reinvestment of dividend:
Class A	6	-
Class B	-	-
Class C	-	-
Class Y	- *	-
Shares redeemed:
Class A	(437)	(1,049)
Class B	(50)	(108)
Class C	(49)	(111)
Class Y	-	(- )*

Increase in outstanding capital shares	282	1,696

Value issued from sale of shares:
Class A	$5,798	$20,441
Class B	291	1,073
Class C	387	1,064
Class Y	1	10
Value issued from reinvestment of dividend:
Class A	50	-
Class B	-	-
Class C	-	-
Class Y	- *	-
Value redeemed:
Class A	(3,467)	(8,071)
Class B	(393)	(804)
Class C	(379)	(798)
Class Y	-	(2)

Increase in outstanding capital	$2,288	$12,913

*Not shown due to rounding.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholders,
Waddell & Reed Advisors Tax-Managed Equity Fund, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Waddell & Reed Advisors Tax-Managed Equity Fund, Inc. (the "Fund") as of December 31, 2004, and the related statement of operations for the six-month period then ended, the statements of changes in net assets for the six-month period then ended and the fiscal year ended June 30, 2004, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Waddell & Reed Advisors Tax-Managed Equity Fund, Inc. as of December 31, 2004, the results of its operations for the six-month period then ended, the changes in its net assets for the six-month period then ended and the fiscal year ended June 30, 2004, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Kansas City, Missouri
February 14, 2005

Proxy Voting Information

Proxy Voting Guidelines

A description of the policies and procedures Waddell & Reed Advisors Tax-Managed Equity Fund, Inc. uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1.888.WADDELL or (ii) on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

Proxy Voting Records

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available on Form N-PX through the Fund's website at http://www.waddell.com and on the SEC's website at http://www.sec.gov.

Quarterly Portfolio Schedule Information

Beginning with the quarter ending September 30, 2004, a complete schedule of portfolio holdings for the first and third quarters of each fiscal year will be filed with the SEC on the Fund's Form N-Q. Form N-Q may be obtained in the following ways:

  On the SEC's website at http://www.sec.gov.
  For review and copy at the SEC's Public Reference Room in Washington, D.C. Information on the operations of the Public Reference Room may be obtained by calling 1.800.SEC.0330.
  On the Fund's website at http://www.waddell.com.

To all traditional IRA Planholders:

As required by law, we are hereby providing notice to you that income tax may be withheld automatically from any distribution or withdrawal from a traditional IRA. We will not withhold taxes unless you make a written election to have taxes withheld. The election may be made on the distribution/withdrawal form provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed representative or by submitting Internal Revenue Service Form W-4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.

The Waddell & Reed Advisors Funds Family

Global/International Funds
      Waddell & Reed Advisors Global Bond Fund
      Waddell & Reed Advisors International Growth Fund

Domestic Equity Funds
     Waddell & Reed Advisors Accumulative Fund
     Waddell & Reed Advisors Core Investment Fund
     Waddell & Reed Advisors Dividend Income Fund
     Waddell & Reed Advisors New Concepts Fund
     Waddell & Reed Advisors Small Cap Fund
     Waddell & Reed Advisors Tax-Managed Equity Fund
     Waddell & Reed Advisors Value Fund
     Waddell & Reed Advisors Vanguard Fund

Fixed Income Funds
     Waddell & Reed Advisors Bond Fund
     Waddell & Reed Advisors Government Securities Fund
     Waddell & Reed Advisors High Income Fund
     Waddell & Reed Advisors Limited-Term Bond Fund
     Waddell & Reed Advisors Municipal Bond Fund
     Waddell & Reed Advisors Municipal High Income Fund

Money Market Funds
     Waddell & Reed Advisors Cash Management

Specialty Funds
     Waddell & Reed Advisors Asset Strategy Fund
     Waddell & Reed Advisors Continental Income Fund
     Waddell & Reed Advisors Retirement Shares
     Waddell & Reed Advisors Science and Technology Fund

1.888.WADDELL
Visit us online at www.waddell.com

Investors should consider the investment objectives, risks, charges and expenses of a fund carefully before investing. For a prospectus containing this and other information for the Waddell & Reed Advisors Funds, call your financial advisor or visit us online at www.waddell.com. Please read the prospectus carefully before investing.

NUR1019SA (12-04)

ITEM 2. CODE OF ETHICS

Required in annual report only.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Required in annual report only.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Required in annual report only.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

See Item 1 Shareholder Report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END

MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The Nominating Committee of the Board of Directors of the Registrant will consider nominees recommended by shareholders of the Fund. Shareholders should direct the names of candidates they wish to be considered to the attention of the Fund's Nominating Committee, in care of the Fund's Secretary, at the address of the Fund listed on the front page of this Report. Such nominees will be considered with any other director nominees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the registrant's internal controls over financial reporting that occurred over the registrant's last fiscal half-year that has affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)).

Attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Tax-Managed Equity Fund, Inc.
(Registrant)

By	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Secretary

Date March 10, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, President and Principal Executive Officer

Date March 10, 2005

By	/s/Theodore W. Howard
Theodore W. Howard, Treasurer and Principal Financial Officer

Date March 10, 2005